Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		37 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock, par value per share	$ 0.0001	$ 0.0001
Common Stock [Member]
Stock, issuance price per share	$ 1.26	$ 1.26	$ 1.26
Series C Convertible Preferred Stock [Member]
Stock, issuance price per share	$ 0.56
Convertible preferred stock, issuance cost	$ 335
Convertible preferred stock, call option liability	864
Series D Preferred Stock [Member]
Stock, issuance price per share	$ 0.56
Convertible preferred stock, issuance cost	209
Convertible preferred stock, call option liability	126
Issuance Date of December 2008 [Member] | Series A Preferred Stock [Member]
Stock, par value per share			$ 0.0001
Issuance Date of May and December 2009 and April 2010 [Member] | Series A Preferred Stock [Member]
Stock, issuance price per share			$ 1
Convertible preferred stock, issuance cost			3
Issuance Date of February 2011 [Member] | Series B Preferred Stock [Member]
Stock, issuance price per share			$ 0.45
Convertible preferred stock, issuance cost			210
Convertible preferred stock, call option liability			1,388
Issuance Date of February 2011 [Member] | Series B Preferred Stock [Member] | Convertible notes [Member]
Stock, issuance price per share			$ 0.45
Issuance Date of January 2012 [Member] | Series B Preferred Stock [Member]
Stock, issuance price per share		$ 0.45
Convertible preferred stock, issuance cost		23
Convertible preferred stock, call option liability		129
Issuance Date of May 2012 [Member] | Series B Preferred Stock [Member]
Stock, issuance price per share		$ 0.45
Convertible preferred stock, call option liability		$ 132